Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Employee equity compensation
Units
Unvested, beginning of period	338,135
Vested	338,135
Unvested, end of period	0
Grant-date fair value
Unvested, beginning of period	$ 2,521
Vested	2,521
Unvested, end of period	0
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Vested	650,464
Unvested, end of period	0
Grant-date fair value
Unvested, beginning of period	4,736
Vested	4,736
Unvested, end of period	$ 0